UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-84500

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

11995 El Camino Real, Suite 303, San Diego Ca, 92130

(Address of principal executive offices)              (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303, San Diego Ca, 92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 - June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (&& 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. & 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Private Asset Management Fund

APPLIED MATIERIALS INC
Ticker Symbol:AMAT	Cusip Number:038222105
Record Date: 1/19/2007	Meeting Date: 3/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES (10)	For	Issuer	For	With
2	APPROVE THE AMENDED AND RESTATED EMPLOYEE STOCK INCENTIVE PLAN	For	Issuer	For	With
3	APPROVE THE AMENDED AND RESTATED EMPLOYEE STOCK PURCHASE PLAN	For	Issuer	For	With
4	APPROVE THE AMENDED AND RESTATED SENIOR EXECUTIVE BONUS PLAN	For	Issuer	For	With
5	RATIFY THE APPOINTMENT OF KPMG AS THE COMPANY'S INDEPENDENT REGISTERED ACCOUNTING FIRM FOR FISCAL YEAR 2007	For	Issuer	For	With

CITIGROUP INC
Ticker Symbol:C	Cusip Number:172967101
Record Date: 2/21/2007	Meeting Date: 4/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES (14)	For	Issuer	For	With
2	RATIFY THE SELECTION OF KPMG LLP AS TH ECOMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007	For	Issuer	For	With
3	REPORT ON PRIOR GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS	Against	Stockholder	Against	With
4	REPORT ON POLITICAL CONTRIBUTIONS	Against	Stockholder	Against	With
5	REPORT ON CHARITABLE CONTRIBUTIONS	Against	Stockholder	Against	With
6	ADVISORY RESOLUTION TO RATIFY EXECUTIVE COMPENSATION	Against	Stockholder	Against	With
7	CEO COMPENSATION LIMIT TO 100 TIMES THE AVERAGE COMPENSATION PAID TO WORLDWIDE EMPLOYEES	Against	Stockholder	Against	With
8	REQUEST THAT CEO HAVE NO MANAGEMENT DUTIES TITLES OR RESPONSIBILITIES	Against	Stockholder	Against	With
9	REQUEST THAT STOCK OPTIONS HAVE A 5-YEAR SALES RESTRICTION	Against	Stockholder	Against	With
10	CUMULATIVE VOTING	Against	Stockholder	Against	With
11	REQUEST THAT STOCKHOLDERS HAVE THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS	Against	Stockholder	Against	With

EMERSON ELECTRIC CO
Ticker Symbol:EMR	Cusip Number:291011104
Record Date: 11/28/2006	Meeting Date: 2/6/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES (4)	Against	Issuer	For	Against
2	RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTRED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

INTEL CORPORATION
Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/19/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: CRAIG R. BARRETT	For	Issuer	For	With
IB	ELECTION OF DIRECTOR: CHARLENE BARSHEFSKY	For	Issuer	For	With
IC	ELECTION OF DIRECTOR: SUSAN L. DECKER	For	Issuer	For	With
ID	ELECTION OF DIRECTOR: D. JAMES GUZY	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: REED E. HUNDT	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: PAUL S. OTELLINI	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: JAMES D. PLUMMER	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: DAVID S. POTTRUCK	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: JANE E. SHAW	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: JOHN L. THORNTON	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: DAVID B. YOFFIE	For	Issuer	For	With
2	SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED ACCOUNTING FIRM	For	Issuer	For	With
3	EXTENSION OF THE 2006 EQUITY INCENTIVE PLAN	For	Issuer	For	With
4	2007 EXECUTIVE OFFICER INCENTIVE PLAN	For	Issuer	For	With
5	LIMITATION ON EXECUTIVE COMPENSATION	Against	Stockholder	Against	With

INTERNATIONAL BUSINESS MACHINES
Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 2/23/2007	Meeting Date: 4/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES (12)	For	Issuer	For	With
2	APPOINTMENTOF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	AMENDMENT TO CERTIFICATE TO ELIMINATE STATUTORY SUPERMAJORITY VOTING: MERGER OR CONSOLIDATION	For	Issuer	For	With
4	AMENDMENT TO CERTIFICATE TO ELIMINATE STATUTORY SUPERMAJORITY VOTING:DISPOSITION OF ALL OR SUBSTANTIALLY ALL OF THE ASSETS OF THE CORPORATION OUTSIDE THE ORDINARY COURSE OF BUSINESS	For	Issuer	For	With
5	AMENDMENT TO CERTIFICATE TO ELIMINATE STATUTORY SUPERMAJORITY VOTING:PLAN FOR THE EXCHANGE OF SHARES OF THE CORPORATION	For	Issuer	For	With
6	AMENDMENT TO CERTIFICATE TO ELIMINATE STATUTORY SUPERMAJORITY VOTING:AUTHORIZATION OF THE DISSOLUTION OF THE CORPORATION	For	Issuer	For	With
7	CUMULATIVE VOTING	Against	Stockholder	Against	With
8	PENSION AND RETIREMENT MEDICAL	Against	Stockholder	Against	With
9	EXECUTIVE COMPENSATION	Against	Stockholder	Against	With
10	OFFSHORING	Against	Stockholder	Against	With
11	MAJORITY VOTING FOR DIRECTORS	Against	Stockholder	Against	With

INTERNATIONAL GAME TECHNOLOGY
Ticker Symbol:IGT	Cusip Number:459902102
Record Date: 1/8/2007	Meeting Date: 3/6/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES (9)	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS IGT'S INDEPENDEND AUTITORS FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2007	For	Issuer	For	With

MEDTRONIC INC
Ticker Symbol:MDT	Cusip Number:585055106
Record Date: 6/26/2006	Meeting Date: 8/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR NOMINEES (4)	Against	Issuer	For	Against
2	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED ACCOUNTING FARM	For	Issuer	For	With
3	DIRECTOR ELECTION MAJORITY VOTE STANDARD PROPOSAL	Against	Stockholder	Against	With

NEKTAR THERAPEUTICS
Ticker Symbol:NKTR	Cusip Number:640268108
Record Date: 4/12/2007	Meeting Date: 6/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES (3)	Against	Issuer	For	Against
2	SELECTION OF ERNST & YOUNG AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING 12/31/07	For	Issuer	For	With

PENN WEST ENERGY TRUST
Ticker Symbol:PWE	Cusip Number:707885109
Record Date: 4/27/2007	Meeting Date: 6/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FIXING THE NUMBER OF DIRECTORS TO BE ELECTED AT THE MEETING TO NINE (9)	For	Issuer	For	With
2	ELECTION OF NOMINEES (9) AS PARTICULARLY DESCRIBED IN THE INFORMATION CIRCULAR	For	Issuer	For	With
3	APPOINTMENT OF KPMG LLP CHARTERED ACCOUNTANTS AS AUDITORS OF PENN WEST AND TO AUTHORIZE DIRECTORS TO FIX THEIR RENUMERATION	For	Issuer	For	With

PPG INDUSTRIES INC
Ticker Symbol:PPG	Cusip Number:693506107
Record Date: 2/16/2007	Meeting Date: 4/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES (3)	Against	Issuer	For	Against
3	IMPLEMENTATION OF A MAJORITY VOTESTANDARD FOR THE ELECTION OF DIRECTORS IN UNCONTESTED ELECTIONS, RETAINING A PLURALITY VOTE IN STANDARD CONTESTED ELECTIONS	For	Issuer	For	With
4	ELIMINATTE CUMULATIVE VOTING IN ALL ELECTIONS OF DIRECTORS	For	Issuer	For	With
5	PROPOSAL RELATED TO FUTURE SEVERANCE AGREEMENTS WITH SENIOR EXECUTIVES	Against	Stockholder	Against	With
2	APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007	For	Issuer	For	With

QUALCOMM INC
Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/12/2007	Meeting Date: 3/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES (6)	For	Issuer	For	With
2	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR FISCAL YEAR ENDING SEPT 30,2007	For	Issuer	For	With

STAPLES INC
Ticker Symbol:SPLS	Cusip Number:855030102
Record Date: 4/17/2007	Meeting Date: 6/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES (10)	For	Issuer	For	With
2	A CHANGE IN TH EBY-LAWS re THE VOTING STANDARD FOR ELECTION OF DIRECTORS IN UNCONESTED ELECTIONS FROM PLURALITY TO MAJORITY	For	Issuer	For	With
3	RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR	For	Issuer	For	With
4	SIMPLE MAJORITY VOTING	Against	Stockholder	Against	With

UNITED TECHNOLOGIES
Ticker Symbol:UTX	Cusip Number:913017109
Record Date: 2/13/2007	Meeting Date: 4/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES (14)	For	Issuer	For	With
2	APPOINTMENT OF INDEPENDENT AUDITORS FOR 2007	For	Issuer	For	With
3	DIRECTOR TERM LIMITS	Against	Stockholder	Against	With
4	FOREIGN MILITARY SALES	Against	Stockholder	Against	With
5	POLITICAL CONTRIBUTIONS	Against	Stockholder	Against	With
6	RATIFY EXECUTIVE COMPENSATION	Against	Stockholder	Against	With
7	PAY FOR SUPERIOR PERFORMANCE	Against	Stockholder	Against	With

WACHOVIA CORP
Ticker Symbol:WB	Cusip Number:929903102
Record Date: 7/11/2006	Meeting Date: 8/31/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	to approve the issuance of company common stock as consideration in the proposed merger of Golden West Financial Corp with and into a wholly owned subsidiary of Wachovia pursuant to an agreement and pln of merger dated as of May 7, 2006 by and among Wachovia, Golden West and such wholly owned subsidiary of Wachovia	For	Issuer	For	With
2	to approve the amended and restated company 2003 stock incentive plan	For	Issuer	For	With

WALGREEN CO
Ticker Symbol:WAG	Cusip Number:931422109
Record Date: 11/13/2006	Meeting Date: 1/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES (11)	For	Issuer	For	With
2	APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	AMENDED AN RESTATED COMPANY RESTRICTED PERFORMANCE SHARE PLAN	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ASSET MANAGEMENT FUND

By: /s/ Stephen J. Cohen

      Stephen J. Cohen, President

Date:                     8/24/07